INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Interest Income, Derivatives and Other Investment Gains (Losses)	Interest Income, Derivatives and Other Investment Gains (Losses)

		Years ended December 31,
	Notes	2024	2023
Interest income		$16.1	$27.8
Insurance recoveries		27.3	0.6
Gains (losses) on non-hedge derivatives and warrants		16.1	12.6
Amortization of gain related to flow-through common shares		1.1	—
9.7% of Côté Gold pre-Commercial Production gold received by SMM	8	18.4	—
9.7% of Côté Gold expenses funded by SMM		(6.6)	—
Gain on sale of Pitangui and Acurui Projects		—	15.5
Fair value of deferred consideration from the sale of Sadiola		1.8	(4.3)
Other gains (losses)		(3.3)	1.0
		$70.9	$53.2
During the third quarter 2024, the Company received proceeds of $27.3 million upon finalizing an insurance settlement agreement relating to the property and business interruption loss arising from the October 30, 2020 seismic event at the Westwood mine.
Gains (losses) on non-hedge derivatives and warrants include $21.6 million of unrealized gains that relate to fair value movements of the embedded derivative related to prepayment options for the Term Loan (note 18(c)).